Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW")	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investment in Aizu Fujitsu Semiconductor Water Solution Limited ("AFSW")	Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited (“AFSW”)
The Company has 49% interest in AFSW and is a party to a joint venture agreement (the “JVA”) with Fujitsu Semiconductor Limited (“FSL”) the 51% owner of AFSW. AFSW manufactures semiconductor products exclusively for its owners under manufacturing agreements at prices estimated to cover the cost of production. AFSW was determined to be a variable interest entity (“VIE”) as the equity at risk was not believed to be sufficient. AFSW depends on its owners for any additional cash. The Company extended $1.5 million and $2.7 million to AFSW to fund AFSW’s operations for the three months ended March 31, 2020 and the year ended December 31, 2019, respectively. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance, which included the financing. Potential future losses could be higher than the carrying amount of the Company’s investment, as we are liable, along with the other owner, for other future operating costs or obligations of AFSW. In addition, because Transphorm is currently committed to purchasing GaN wafers and production-related services from AFSW at pre-agreed pricing based upon the Company’s second generation products, the Company may be required to purchase products at a higher cost for its newer generation products. Unfunded commitment to AFSW was $1.5 million and $1.7 million as of March 31, 2020 and December 31, 2019, respectively.

On April 1, 2020, FSL exercised its put option under the JVA and notified the Company that FSL intended to exit the joint venture by selling its 51% interest in AFSW to us. See Note 12 - Subsequent Events.

The Company’ investment activities in AFSW for the three months ended March 31, 2020 and for the year ended December 31, 2019 are summarized below (in thousands):

	For the Three Months Ended March 31, 2020	For the Year Ended December 31, 2019
Beginning balance	$(1,688)	$(659)
Investment	1,548	2,698
Loss	(1,419)	(3,703)
Effect of exchange rate change	13	(24)
Ending balance	$(1,546)	$(1,688)
Summarized financial information (unaudited) of AFSW for the periods indicated, as provided by the controlling owner, are as follows (in thousands):

	As of
	March 31, 2020	December 31, 2019
Current assets	$1,019	$3,733
Long-term assets	$5,382	$5,101
Other current liabilities	$1,640	$931
Due to controlling owner	$15,842	$17,913
Due to Transphorm	$7,199	$5,349
Net deficit	$(18,345)	$(15,359)

	Three Months Ended March 31,
	2020	2019
Sales	$1,248	$3,212
Gross loss	$(2,197)	$(1,588)
Net loss	$(2,895)	$(2,300)
Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited (“AFSW”)
On May 23, 2017, Transphorm acquired a 49% interest in AFSW for 1,000,000 Japanese Yen ($9,000 USD). In connection with the transaction, Transphorm entered into a Joint Venture Agreement (“JVA”) with the 51% owner, Aizu Fujitsu Semiconductor Limited, a subsidiary of Fujitsu Semiconductor Limited. AFSW manufactures semiconductor products exclusively for its owners under manufacturing agreements at prices estimated to cover the cost of production. In connection with the JVA, the Company seconded certain employees from AFSW and entered into a Manufacturing Agreement with AFSW. The JVA provides for certain put and call rights on February 1, 2020 and continue for 180 days thereafter. The 51% owner has the right to put their interest to the Company and the Company can call the other owners interest in AFSW, in either case, for a price, based upon the greater of a formula based upon the increase in net book value or 1 Yen. The Company expects that if either option were to be exercised the price would be 1 Japanese Yen. The Company has determined that the fair value of the put right is not material. The JVA provided that the Company was responsible for the costs and expenses to procure the equipment for wafer processing if solely required for the Company’s gallium nitride products. The JVA provided for monthly payments during the term of the manufacturing agreement for specified equipment and at the conclusion of the payments ownership will transfer to the Company.

AFSW was determined to be a variable interest entity (“VIE”) as the equity at risk was not believed to be sufficient. AFSW depends on its owners for any additional cash. In 2019 and 2018, the Company extended $2.7 million and $1.9 million, respectively, to AFSW to fund their operations. The Company’s known maximum exposure to loss approximated the carrying value of our investment balance, which included the financing. Potential future losses could be higher than the carrying amount of the Company’s investment, as they are liable, along with the other owner, for other future operating costs or obligations of AFSW. In addition, because Transphorm is currently committed to purchasing our GaN wafers and production-related services, at pre-agreed pricing based upon our second generation products, the Company may be required to purchase products at a higher cost for its newer generation products. Unfunded commitment to AFSW was $1.7 million and $659 thousand as of December 31, 2019 and 2018, respectively.

The Company has determined that they do not have the characteristics of a primary beneficiary in the VIE, and therefore, account for our interest in AFSW using the equity method of accounting. On a quarterly basis the Company will reassess whether our interest in AFSW gives us a controlling financial interest in AFSW. The purpose of this quarterly reassessment is to identify the primary beneficiary of AFSW. The Company determined that they were not the primary beneficiary of the VIE, by virtue of shared non-controlling power with the other owner within AFSW’s Board of Directors, thereby not having the power to direct the activities of AFSW that most significantly impact its economic performance.
The Company’ investment activities in AFSW for the years ended December 31, 2019 and 2018 are summarized below (in thousands):

	2019	2018
Beginning balance at January 1,	$(659)	$(98)
Investment	2,698	1,852
Loss	(3,703)	(2,404)
Effect of exchange rate change	(24)	(9)
Ending balance at December 31,	$(1,688)	$(659)

Summarized financial information of AFSW as of December 31, 2019 and 2018 and are as follows (in thousands) as provided by the controlling owner:

	As of December 31,
	2019	2018
Current assets	$3,733	$4,096
Long-term assets	$5,101	$4,194
Other current liabilities	$931	$961
Due to controlling owner	$17,913	$12,031
Due to Transphorm	$5,349	$2,960
Net deficit	$(15,359)	$(7,662)

	Year Ended December 31,
	2019	2018
Sales	$11,599	$22,283
Gross loss	$(4,849)	$(2,523)
Net loss	$(7,557)	$(4,906)